CONSOLIDATED STATEMENTS OF INCOME - Entity [Domain] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Revenues:
Finance revenues		¥ 186,883	¥ 191,700	¥ 213,706
Gains on investment securities and dividends		56,395	27,181	34,814
Operating leases		363,095	330,606	302,145
Life insurance premiums and related investment income		351,493	155,406	138,726
Sales of goods and real estate		450,869	179,884	80,885
Services income		765,548	490,515	282,201
Total revenues		2,174,283	1,375,292	1,052,477
Expenses:
Interest expense		72,647	82,968	100,966
Costs of operating leases		238,157	216,568	194,429
Life insurance costs		271,948	108,343	98,599
Costs of goods and real estate sold		402,021	162,989	72,633
Services expense		425,676	260,278	159,867
Other (income) and expense, net		23,674	(21,001)	(1,949)
Selling, general and administrative expenses		427,816	316,851	226,329
Provision for doubtful receivables and probable loan losses		11,631	13,838	10,016
Write-downs of long-lived assets		34,887	23,421	17,896
Write-downs of securities		8,997	7,989	22,838
Total expenses		1,917,454	1,172,244	901,624
Operating Income		256,829	203,048	150,853
Equity in Net Income of Affiliates		30,531	18,368	13,836
Gains on sales of subsidiaries and affiliates and liquidation losses, net		20,575	64,923	7,883
Bargain purchase gain		36,082	0	0
Income before Income Taxes and Discontinued Operations		344,017	286,339	172,572
Provision for Income Taxes		89,057	98,553	53,682
Income from Continuing Operations		254,960	187,786	118,890
Discontinued Operations:
Income (Loss) from discontinued operations, net	[1]	463	12,182	(179)
Provision for income taxes		(166)	(4,681)	347
Discontinued operations, net of applicable tax effect		297	7,501	168
Net Income		255,257	195,287	119,058
Net Income Attributable to the Noncontrolling Interests		15,339	3,815	3,164
Net Income Attributable to the Redeemable Noncontrolling Interests		4,970	4,108	3,985
Net Income Attributable to ORIX Corporation Shareholders		234,948	187,364	111,909
Income attributable to ORIX Corporation shareholders:
Income from continuing operations		234,651	180,069	112,144
Discontinued operations		297	7,295	(235)
Net Income Attributable to ORIX Corporation Shareholders		¥ 234,948	¥ 187,364	¥ 111,909
Basic:
Income from continuing operations		¥ 179.24	¥ 142.00	¥ 103.09
Discontinued operations		0.23	5.75	(0.22)
Net income attributable to ORIX Corporation shareholders		179.47	147.75	102.87
Diluted:
Income from continuing operations		178.99	137.63	87.55
Discontinued operations		0.22	5.57	(0.18)
Net income attributable to ORIX Corporation shareholders		179.21	143.20	87.37
Cash Dividends		¥ 23.00	¥ 13.00	¥ 9.00

[1]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units and rental properties and liquidation on losses. The amount of such gains or losses in fiscal 2013, 2014 and 2015 were net gain of ¥6,789 million, ¥14,600 million and ¥362 million, respectively.